Other Noncurrent Assets	12 Months Ended
Mar. 31, 2024
Other Noncurrent Assets [Abstract]
OTHER NONCURRENT ASSETS

Note 12 – OTHER NONCURRENT ASSETS

Other noncurrent assets consisted of the following:

	March 31, 2024	March 31, 2023
Forest land use rights*	$639,414	$691,537
Others	43,023	98,519
Total	$682,437	$790,056

*	The prepayment for lease of forest land use rights is made to a local government in connection with an operating land lease agreement. The land is currently used to cultivate Ginkgo trees. The forest rights certificate from the local village extends the life of the lease to January 31, 2060.

The amortization of the prepayment for the lease of land use right was approximately $18,477 and $19,328 for the years ended March 31, 2024 and 2023, respectively.

The Company’s amortizations of the prepayment for lease of land use right for the next five years and thereafter are as follows:

Years ending March 31,	Amount
2024	$18,477
2025	18,477
2026	18,477
2027	18,477
2028	18,477
Thereafter	547,029